Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment
Summary of property and equipment

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
Drillships and related equipment	$1,926,773	$5,911,792
Other property and equipment	682	20,566
Property and equipment, cost	1,927,455	5,932,358
Accumulated depreciation	(12,283)	(1,280,357)
Property and equipment, net	$1,915,172	$4,652,001